CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2022
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES	CONSOLIDATED VARIABLE INTEREST ENTITIES

As of December 31, 2022, the Company's consolidated financial statements included 35 variable interest entities, all of which had been determined that the Company is the primary beneficiary. These variable interest entities are all wholly-owned subsidiaries and own vessels with existing charters during which related and third parties have fixed price options or obligations to purchase the respective vessels, at dates varying from May 2023 to November 2028.

As of December 31, 2022, eight of the consolidated variable interest entities have vessels which are accounted for as investments in sales-type leases, direct financing leases and leaseback assets. As of December 31, 2022, the vessels had a carrying value of $103.0 million before credit loss provision, unearned lease income of $18.7 million and total option prices at the earliest exercise date of $84.3 million. The outstanding loan balances in these entities amounted to a total of $80.6 million, of which the short-term portion was $7.8 million as of December 31, 2022.

As of December 31, 2022, 24 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets. As of December 31, 2022 the vessels had a total net book value of $958.0 million. The outstanding loan balances in these entities amounted to a total of $606.5 million, of which the short-term portion was $208.7 million as of December 31, 2022.

The remaining three consolidated variable interest entities each own vessels which are accounted for as vessels under finance lease and had a total net book value of $251.7 million as of December 31, 2022. The outstanding total finance lease liabilities for these entities amounted to $190.8 million, of which the short-term portion was $22.0 million as of December 31, 2022.